American Funds Preservation PortfolioSM Summary prospectus July 1, 2018

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	PPVAX	PPVCX	TPPPX	PPVFX	PPEFX	PPFFX	CPPAX	CPPCX	CPPEX	TPAPX
Class	529-F-1	ABLE-A	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CPPFX	CPPGX	RPPVX	RPPBX	RPBEX	RPPCX	RPPEX	RGMFX	RPPFX	RPPGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated July 1, 2018, are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide current income, consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 76 of the prospectus and on page 96 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A, 529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.25%	0.25%	none	none	0.24%[2]
Other expenses	0.12	0.13	0.14[3]	0.16	0.15%	0.04%[3]	0.20
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.72	1.43	0.69	0.71	0.45	0.34	0.74

Share class:	529-C	529-E	529-T	529-F-1	ABLE-A	R-1	R-2
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.99%	0.50%	0.25%	0.00%	0.30%	1.00%	0.75%
Other expenses	0.20	0.16	0.20[3]	0.20	0.16[3]	0.14	0.35
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.49	0.96	0.75	0.50	0.76	1.44	1.40
Fee waiver	—	—	—	—	0.07[4]	—	—
Total annual fund operating expenses after fee waiver	1.49	0.96	0.75	0.50	0.69	1.44	1.40

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.24	0.17	0.12	0.18%	0.09%	0.04%
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.14	0.97	0.67	0.48	0.39	0.34

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 Based on estimated amounts for the current fiscal year.

4 Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

1     American Funds Preservation Portfolio / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	ABLE-A	R-1
1 year	$ 322	$ 246	$ 319	$ 73	$ 46	$ 35	$ 324	$ 252	$ 98	$ 325	$ 51	$ 319	$ 147
3 years	474	452	465	227	144	109	481	471	306	484	160	480	456
5 years	641	782	625	395	252	191	651	813	531	657	280	655	787
10 years	1,122	1,713	1,087	883	567	431	1,145	1,779	1,178	1,157	628	1,162	1,724

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 143	$ 116	$ 99	$ 68	$ 49	$ 40	$ 35		1 year	$ 146	$ 152
3 years	443	362	309	214	154	125	109		3 years	452	471
5 years	766	628	536	373	269	219	191		5 years	782	813
10 years	1,680	1,386	1,190	835	604	493	431		10 years	1,713	1,779

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds bond funds. The fund will principally invest in funds that seek current income through bond investments.

When determining in which bond funds to invest, the investment adviser will predominately seek exposure to higher quality bonds (rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality) with intermediate to short-term durations. The fund may, however, invest in underlying funds with exposure to lower quality, higher yielding securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality, and to bonds with longer durations.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The investment adviser anticipates that exposure to mortgage-backed securities and asset-backed securities may help the fund generate current income. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income, consistent with preservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various types of bonds or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

American Funds Preservation Portfolio / Summary prospectus     2

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

3     American Funds Preservation Portfolio / Summary prospectus

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities.

American Funds Preservation Portfolio / Summary prospectus     4

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     American Funds Preservation Portfolio / Summary prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A — Before taxes	5/18/2012	–1.63%	0.18%	0.39%
— After taxes on distributions		–2.09	–0.30	–0.08
— After taxes on distributions and sale of fund shares		–0.93	–0.08	0.09

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	–0.76%	–0.03%	0.12%
F-1	5/18/2012	0.97	0.71	0.87
F-2	5/18/2012	1.13	0.96	1.11
529-A	5/18/2012	–1.54	0.15	0.35
529-C	5/18/2012	–0.84	–0.11	0.05
529-E	5/18/2012	0.73	0.42	0.59
529-F-1	5/18/2012	1.19	0.89	1.04
R-1	5/18/2012	0.20	–0.06	0.17
R-2	5/18/2012	0.25	–0.07	0.13
R-2E	8/29/2014	0.50	N/A	0.61
R-3	5/18/2012	0.70	0.40	0.57
R-4	5/18/2012	1.00	0.74	0.91
R-5E	11/20/2015	1.30	N/A	1.20
R-5	5/18/2012	1.29	1.02	1.17
R-6	5/18/2012	1.34	1.08	1.21

Indexes	1 year	5 years	Lifetime (from Class A inception)
Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.00%	0.94%	1.03%
Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.25	1.44	1.77

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Preservation Portfolio / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	6 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	6 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	4 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	6 years	Partner – Capital Research Global Investors
Wesley Phoa Senior Vice President	6 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	6 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	6 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1,000,000.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.

MFGEIPX-045-0718P Litho in USA CGD/DFS/10208 Investment Company File No. 811-22656

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Summary Prospectus Amendment July 1, 2018

For the following summary prospectuses dated December 1, 2017-January 1, 2018 (each as supplemented to date)

American Funds Portfolio SeriesSM

American Funds Global Growth PortfolioSM

American Funds Growth PortfolioSM

American Funds Growth and Income PortfolioSM

American Funds Moderate Growth and Income PortfolioSM

American Funds Conservative Growth and Income PortfolioSM

American Funds Tax-Advantaged Growth and Income PortfolioSM

American Funds Preservation PortfolioSM

American Funds Tax-Exempt Preservation PortfolioSM

American Funds U.S. Government Money Market FundSM

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about July 1, 2018, each fund listed on the cover of this amendment (other than American Funds Tax-Advantaged Growth and Income Portfolio and American Funds Tax-Exempt Preservation Portfolio) expects to issue Class ABLE-A shares, which will be available only through an account established with a 529A ABLE savings plan managed by the American Funds organization. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the cover of this amendment and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated July 1, 2018, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the column caption in the “Shareholder fees” table that currently reads “A and 529-A” with “A, 529-A and ABLE-A,” (ii) supplementing the “Annual fund operating expenses” table with the additional column captioned “ABLE-A” set forth under such fund’s name below, and (iii) supplementing the cumulative estimated expense example table under the heading “Example” with the additional column captioned “ABLE-A” set forth under such fund’s name below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the prospectus remain unchanged.

American Funds Global Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.18	[3]
Acquired (underlying) fund fees and expenses		0.44
Total annual fund operating expenses		0.92
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.85

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$657
3 years		845
5 years		1,049
10 years		1,635

1	Summary Prospectus Amendment

American Funds Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.16	[3]
Acquired (underlying) fund fees and expenses		0.39
Total annual fund operating expenses		0.85
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.78

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$650
3 years		824
5 years		1,013
10 years		1,558

American Funds Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.14	[3]
Acquired (underlying) fund fees and expenses		0.33
Total annual fund operating expenses		0.77
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.70

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$642
3 years		800
5 years		972
10 years		1,468

Summary Prospectus Amendment	2

American Funds Moderate Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.14	[3]
Acquired (underlying) fund fees and expenses		0.38
Total annual fund operating expenses		0.82
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.75

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$647
3 years		815
5 years		997
10 years		1,524

American Funds Conservative Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.14	[3]
Acquired (underlying) fund fees and expenses		0.30
Total annual fund operating expenses		0.74
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.67

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$640
3 years		791
5 years		956
10 years		1,434

3	Summary Prospectus Amendment

American Funds Preservation Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		none
Distribution and/or service (12b-1) fees		0.30%
Other expenses		0.16	[3]
Acquired (underlying) fund fees and expenses		0.30
Total annual fund operating expenses		0.76
Fee waiver		0.07	[4]
Total annual fund operating expenses after fee waiver		0.69

[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$319
3 years		480
5 years		655
10 years		1,162

American Funds U.S. Government Money Market Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	ABLE-A
Management fees		0.27%
Distribution and/or service (12b-1) fees		0.00
Other expenses		0.20	[1]
Total annual fund operating expenses		0.47
Fee waiver and/or expense reimbursement		0.07	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.40

[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least July 1, 2019. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least July 1, 2019. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

Example

	Share class:	ABLE-A
1 year		$41
3 years		144
5 years		256
10 years		585

Summary Prospectus Amendment	4

3.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds Global Growth Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	21.24%	10.21%	12.03%
– After taxes on distributions		19.61	9.40	11.28
– After taxes on distributions and sale of fund shares		13.48	8.07	9.66

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	26.66%	10.65%	12.35%
F-1	5/18/2012	28.57	11.45	13.19
F-2	5/18/2012	28.96	11.75	13.48
529-A	5/18/2012	21.17	10.14	11.99
529-C	5/18/2012	26.53	10.55	12.26
529-E	5/18/2012	28.24	11.15	12.88
529-F-1	5/18/2012	28.84	11.67	13.39
R-1	5/18/2012	27.67	10.63	12.37
R-2	5/18/2012	27.67	10.63	12.37
R-2E	8/29/2014	28.02	N/A	8.19
R-3	5/18/2012	28.20	11.13	12.86
R-4	5/18/2012	28.63	11.48	13.22
R-5E	11/20/2015	29.00	N/A	13.51
R-5	5/18/2012	28.94	11.80	13.52
R-6	5/18/2012	29.02	11.85	13.55

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	23.97%	10.80%	12.38%
Lipper Global Large-Cap Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	27.57	11.37	12.54

5	Summary Prospectus Amendment

American Funds Growth Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	17.93%	12.07%	13.35%
– After taxes on distributions		17.04	11.26	12.60
– After taxes on distributions and sale of fund shares		10.93	9.56	10.71

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	23.18%	12.51%	13.65%
F-1	5/18/2012	25.08	13.33	14.49
F-2	5/18/2012	25.36	13.62	14.78
529-A	5/18/2012	17.85	12.00	13.28
529-C	5/18/2012	23.04	12.41	13.55
529-E	5/18/2012	24.77	13.03	14.17
529-F-1	5/18/2012	25.34	13.55	14.69
R-1	5/18/2012	24.17	12.49	13.66
R-2	5/18/2012	24.17	12.49	13.67
R-2E	8/29/2014	24.49	N/A	9.20
R-3	5/18/2012	24.71	13.00	14.15
R-4	5/18/2012	25.06	13.36	14.53
R-5E	11/20/2015	25.49	N/A	14.10
R-5	5/18/2012	25.45	13.68	14.83
R-6	5/18/2012	25.49	13.74	14.87

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	16.19%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	27.19	6.80	9.39
Lipper Global Multi-Cap Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	28.87	11.49	12.73

Summary Prospectus Amendment	6

American Funds Growth and Income Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	12.30%	9.21%	10.38%
– After taxes on distributions		11.41	8.31	9.50
– After taxes on distributions and sale of fund shares		7.71	7.18	8.19

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	17.17%	9.65%	10.69%
F-1	5/18/2012	19.07	10.46	11.50
F-2	5/18/2012	19.35	10.75	11.78
529-A	5/18/2012	12.17	9.14	10.29
529-C	5/18/2012	17.06	9.55	10.58
529-E	5/18/2012	18.73	10.15	11.19
529-F-1	5/18/2012	19.30	10.67	11.70
R-1	5/18/2012	18.21	9.63	10.68
R-2	5/18/2012	18.13	9.62	10.68
R-2E	8/29/2014	18.49	N/A	6.97
R-3	5/18/2012	18.66	10.12	11.16
R-4	5/18/2012	19.02	10.49	11.53
R-5E	11/20/2015	19.45	N/A	11.85
R-5	5/18/2012	19.46	10.79	11.84
R-6	5/18/2012	19.47	10.85	11.87

			Lifetime
			(from Class A
Indexes	1 year	5 years	inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	16.19%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	27.19	6.80	9.39
Bloomberg Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.39	0.79	1.23
Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	16.67	9.96	10.82

7	Summary Prospectus Amendment

American Funds Moderate Growth and Income Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	10.00%	8.10%	9.18%
– After taxes on distributions		9.14	7.38	8.51
– After taxes on distributions and sale of fund shares		6.42	6.32	7.26

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	14.77%	8.55%	9.49%
F-1	5/18/2012	16.66	9.34	10.30
F-2	5/18/2012	16.94	9.64	10.58
529-A	5/18/2012	9.94	8.03	9.10
529-C	5/18/2012	14.72	8.45	9.39
529-E	5/18/2012	16.36	9.04	9.98
529-F-1	5/18/2012	16.87	9.55	10.49
R-1	5/18/2012	15.77	8.54	9.49
R-2	5/18/2012	15.79	8.52	9.51
R-2E	8/29/2014	16.13	N/A	6.66
R-3	5/18/2012	16.31	9.03	9.98
R-4	5/18/2012	16.70	9.38	10.32
R-5E	11/20/2015	16.91	N/A	9.90
R-5	5/18/2012	16.99	9.69	10.63
R-6	5/18/2012	17.05	9.74	10.66

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	16.19%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	27.19	6.80	9.39
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.54	2.10	2.27
Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	16.67	9.96	10.82

Summary Prospectus Amendment	8

American Funds Conservative Growth and Income Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	5.14%	6.19%	6.95%
– After taxes on distributions		4.13	5.08	5.84
– After taxes on distributions and sale of fund shares		3.37	4.50	5.14

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	9.70%	6.63%	7.26%
F-1	5/18/2012	11.43	7.40	8.05
F-2	5/18/2012	11.71	7.67	8.32
529-A	5/18/2012	5.00	6.09	6.86
529-C	5/18/2012	9.59	6.53	7.17
529-E	5/18/2012	11.16	7.10	7.75
529-F-1	5/18/2012	11.66	7.60	8.24
R-1	5/18/2012	10.74	6.61	7.29
R-2	5/18/2012	10.71	6.60	7.27
R-2E	8/29/2014	10.93	N/A	5.39
R-3	5/18/2012	11.16	7.08	7.74
R-4	5/18/2012	11.46	7.42	8.09
R-5E	11/20/2015	11.81	N/A	9.51
R-5	5/18/2012	11.85	7.73	8.38
R-6	5/18/2012	11.82	7.77	8.41

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	16.19%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	27.19	6.80	9.39
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.54	2.10	2.27
Lipper Mixed-Asset Target Allocation Moderate Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	13.37	7.89	8.68

9	Summary Prospectus Amendment

American Funds Tax-Advantaged Growth and Income Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	9.98%	7.51%	8.41%
– After taxes on distributions		9.34	7.10	7.99
– After taxes on distributions and sale of fund shares		6.88	6.24	6.98

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	12.37%	7.56%	8.38%
F-1	5/18/2012	14.20	8.35	9.18
F-2	5/18/2012	14.42	8.64	9.45

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	21.83%	15.79%	16.19%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	27.19	6.80	9.39
Bloomberg Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.45	3.02	3.22
Lipper Mixed-Asset Target Allocation Moderate Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	13.37	7.89	8.68

Summary Prospectus Amendment	10

American Funds Preservation Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	–1.63%	0.18%	0.39%
– After taxes on distributions		–2.09	–0.30	–0.08
– After taxes on distributions and sale of fund shares		–0.93	–0.08	0.09

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	–0.76%	–0.03%	0.12%
F-1	5/18/2012	0.97	0.71	0.87
F-2	5/18/2012	1.13	0.96	1.11
529-A	5/18/2012	–1.54	0.15	0.35
529-C	5/18/2012	–0.84	–0.11	0.05
529-E	5/18/2012	0.73	0.42	0.59
529-F-1	5/18/2012	1.19	0.89	1.04
R-1	5/18/2012	0.20	–0.06	0.17
R-2	5/18/2012	0.25	–0.07	0.13
R-2E	8/29/2014	0.50	N/A	0.61
R-3	5/18/2012	0.70	0.40	0.57
R-4	5/18/2012	1.00	0.74	0.91
R-5E	11/20/2015	1.30	N/A	1.20
R-5	5/18/2012	1.29	1.02	1.17
R-6	5/18/2012	1.34	1.08	1.21

Indexes	1 year	5 years	Lifetime (from Class A inception)
Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.00%	0.94%	1.03%
Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.25	1.44	1.77

11	Summary Prospectus Amendment

American Funds Tax-Exempt Preservation Portfolio

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	5/18/2012	–0.15%	1.05%	1.35%
– After taxes on distributions		–0.15	1.05	1.35
– After taxes on distributions and sale of fund shares		0.68	1.33	1.56

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	0.82%	0.86%	1.10%
F-1	5/18/2012	2.44	1.59	1.84
F-2	5/18/2012	2.71	1.85	2.10

Indexes	1 year	5 years	Lifetime (from Class A inception)
Bloomberg Barclays Municipal Bond 1-7 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.48%	1.53%	1.56%
Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.03	1.78	1.84
Lipper Short-Intermediate Municipal Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.26	1.15	1.26

Summary Prospectus Amendment	12

American Funds U.S. Government Money Market Fund

Average annual total returns For the periods ended December 31, 2017 (with maximum sales charge):

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A	5/1/2009	0.50%	0.10%	0.06%
C	5/1/2009	–0.54	0.09	0.05
F-1	5/1/2009	0.21	0.04	0.02
F-2	5/1/2009	0.44	0.09	0.05
529-A	5/1/2009	0.40	0.08	0.05
529-C	5/1/2009	–0.61	0.08	0.05
529-E	5/1/2009	0.41	0.08	0.05
529-F-1	5/1/2009	0.40	0.08	0.05
R-1	5/1/2009	0.44	0.09	0.05
R-2	5/1/2009	0.00	0.00	0.00
R-2E	8/29/2014	0.00	N/A	0.00
R-3	5/1/2009	0.00	0.00	0.00
R-4	5/1/2009	0.25	0.05	0.03
R-5E	11/20/2015	0.33	N/A	0.16
R-5	5/1/2009	0.49	0.10	0.06
R-6	5/1/2009	0.54	0.11	0.07

Indexes	1 year	5 years	Lifetime (from Class A inception)
USTREAS T-Bill Auction Ave 3 Mon (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.97%	0.29%	0.21%
Lipper U.S. Government Money Market Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	0.32	0.07	0.05
For current 7-day yield information, please call American FundsLine® at (800) 325-3590.

13	Summary Prospectus Amendment

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Summary Prospectus Amendment	14

Lit. No. MFGEBS-283-0718  Litho in USA  CGD/ALD/10039-68414